PRO-004-0405
                         SUPPLEMENT DATED JULY 19, 2005
                              TO THE PROSPECTUS OF

                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                  USALLIANZ HIGH FIVE(R) BONUS VARIABLE ANNUITY
                              DATED APRIL 29, 2005
                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                       AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND
    SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


FOOTNOTE 2 OF THE CONTRACT OWNER TRANSACTION EXPENSES TABLE ON PAGE 11 OF THE REWARDS PROSPECTUS AND FOOTNOTE 3 OF THE CONTRACT OWNER TRANSACTION EXPENSES TABLE ON PAGE 12 OF THE HIGH FIVE BONUS PROSPECTUS ARE REPLACED WITH THE
FOLLOWING:
       In the States of Connecticut and New Jersey, the withdrawal charge is lower in certain years than is set out in the prospectus, and the withdrawal charge as a percentage of each Purchase Payment withdrawn is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for
       the time periods referenced. For more information, please see Expenses - Withdrawal Charge.

THE DISCLOSURE IN THE EXPENSES - WITHDRAWAL CHARGE SECTION ON PAGE 39 OF THE REWARDS PROSPECTUS (2ND COLUMN, 3RD PARAGRAPH, 2ND SENTENCE) AND PAGE 47 OF THE HIGH FIVE BONUS PROSPECTUS (1ST COLUMN, 1ST PARAGRAPH, 4TH SENTENCE), IS REPLACED WITH THE FOLLOWING:
       In the States of Connecticut and New Jersey, the withdrawal charge is lower in certain years than is set out in the prospectus, and the withdrawal charge as a percentage of each Purchase Payment withdrawn is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for
       the time periods referenced.

       The lower withdrawal charge would result in slightly lower expense examples (Rewards prospectus page 13 and High Five Bonus prospectus page
       14) and slightly higher illustrated returns (High Five Bonus prospectus pages 76-82).